Share-Based Compensation - Schedule of Estimated Values of Stock Option Grants Valuation Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
April 30, 2015 Grant [Member]
Risk-free interest rate	1.43%	1.43%
Weighted average expected term	5 years	5 years
Expected volatility	143.10%	143.10%
Expected dividend yield	0.00%	0.00%
January 1 , 2016 Grant [Member]
Risk-free interest rate	1.76%	1.76%
Weighted average expected term	5 years	5 years
Expected volatility	134.18%	134.18%
Expected dividend yield	0.00%	0.00%
February 10 , 2016 Grant [Member]
Risk-free interest rate	1.15%	1.15%
Weighted average expected term	5 years	5 years
Expected volatility	132.97%	132.97%
Expected dividend yield	0.00%	0.00%
December 6 , 2016 Grant [Member]
Risk-free interest rate	1.84%	1.84%
Weighted average expected term	5 years	5 years
Expected volatility	123.82%	123.82%
Expected dividend yield	0.00%	0.00%
March 15, 2017 Grant [Member]
Risk-free interest rate	2.14%
Weighted average expected term	5 years
Expected volatility	121.19%
Expected dividend yield	0.00%
September 25, 2017 Grant [Member]
Risk-free interest rate	1.85%
Weighted average expected term	5 years
Expected volatility	130.79%
Expected dividend yield	0.00%